Kerry Reilly	100 Summer St.	Tel. 617-824-1428
Vice President	Suite 1500	Fax 617-406-1971
	Boston, MA 02110	Katherine.a.reilly@citi.com
May 16, 2008
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	RidgeWorth Funds (File Nos. 033-45671 and 811-06557)
Filing Pursuant to Rule 485(a)
Ladies and Gentlemen:
As Administrator on behalf of RidgeWorth Funds (the “Trust”), we are filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, Post-effective Amendment No. 74 (the “Amendment”) to the Trust’s registration statement on Form N-1A.
The Amendment is being filed to add the following new series to the Trust:
▪	Seix Global Strategy Fund
Please contact me at (617) 824-1428 if you have any questions or comments regarding this filing.
Very truly yours,
/s/ Kerry Reilly
Kerry Reilly